SEGMENT REPORTING (Details 3) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	¥ 1,526,536	¥ 1,447,369	¥ 1,280,054
Long-lived assets	261,491	270,557	268,824
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	643,577	643,423	574,202
Long-lived assets	173,683	180,342	182,987
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	301,278	274,512	235,520
Long-lived assets	49,936	49,140	45,585
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	265,323	247,700	198,868
Long-lived assets	16,153	21,395	19,623
United States of America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	248,145	217,230	215,032
Long-lived assets	14,743	13,377	14,293
Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	68,213	64,504	56,432
Long-lived assets	¥ 6,976	¥ 6,303	¥ 6,336